PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property Plant and Equipment Net [Abstract]
Land owned or held under long-term leases	$ 453	$ 372
Buildings	2,429	1,935
Machinery and equipment	3,857	3,125
Computer equipment and other assets	1,063	858
Payments on account	574	331
Subtotal	8,376	6,621
Less-accumulated depreciation	2,429	2,264
Property, Plant and Equipment, Net, Total	5,947	4,357
Depreciation expense for the year	358	448	426
Impairment charge during the year on property, plant and equipment	$ 52	$ 15
Capitalized Land Lease Estimated Useful Lives Minimum	47
Capitalized Land Lease Estimated Useful Lives Maximum	99
Building [Member]
Change in Accounting Estimate [Line Items]
Change in Accounting Estimate, Description	the estimated useful life of buildings was changed from a range of 25 to 50 years to an aggregate useful life of 40 years
Machinery and Equipment [Member]
Change in Accounting Estimate [Line Items]
Change in Accounting Estimate, Description	the estimated useful life of machinery was changed to a range of useful life of 15 to 20 years from a range of 7 to 15 years